Related party disclosures - Summary of Compensation for the Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	€ 379	€ 348	€ 282
Travel expenses		15	4
Payment Exit arrangement			2,394
Share-based compensation expense	1,336	1,751	1,436
Total cash compensation	1,715	2,114	4,116
Peter Chambre
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	80	80	140
Travel expenses		0	4
Payment Exit arrangement			2,394
Share-based compensation expense	178	1,143	1,046
Total cash compensation	258	1,223	3,584
Friedrich von Bohlen und Halbach
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	40	20
Travel expenses		1
Share-based compensation expense	206	30
Total cash compensation	246	51
Harald F.Stock
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation			16
Travel expenses			0
Payment Exit arrangement			0
Share-based compensation expense			0
Total cash compensation			16
Michael G. Atieh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	55	55	28
Travel expenses		10	0
Payment Exit arrangement			0
Share-based compensation expense	177	114	70
Total cash compensation	232	179	98
Paul Carter
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	52	53	26
Travel expenses		0	0
Payment Exit arrangement			0
Share-based compensation expense	177	114	70
Total cash compensation	229	167	96
Heather L. Mason
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	40	40	20
Travel expenses		3	0
Payment Exit arrangement			0
Share-based compensation expense	177	114	70
Total cash compensation	217	157	90
Adam Stone
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	40	40	20
Travel expenses		0	0
Payment Exit arrangement			0
Share-based compensation expense	177	114	70
Total cash compensation	217	154	90
Nancy Valente
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	32
Share-based compensation expense	64
Total cash compensation	96
Christoph Hettich
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation		20	20
Travel expenses		0	0
Payment Exit arrangement			0
Share-based compensation expense		0	70
Total cash compensation		20	90
Eliot Forster
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	40	40	12
Travel expenses		1	0
Payment Exit arrangement			0
Share-based compensation expense	180	122	40
Total cash compensation	€ 220	€ 163	€ 52